Supplement	12 Months Ended
Sep. 30, 2012
Participant | Vanguard Target Retirement 2010 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Participant | Vanguard Target Retirement 2015 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Participant | Vanguard Target Retirement 2020 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Participant | Vanguard Target Retirement 2025 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Participant | Vanguard Target Retirement 2030 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Participant | Vanguard Target Retirement 2035 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Participant | Vanguard Target Retirement 2040 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Participant | Vanguard Target Retirement 2045 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Participant | Vanguard Target Retirement 2050 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Participant | Vanguard Target Retirement 2055 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Participant | Vanguard Target Retirement 2060 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Participant | Vanguard Target Retirement Income Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Retail | Vanguard Target Retirement 2010 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Retail | Vanguard Target Retirement 2015 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Retail | Vanguard Target Retirement 2020 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Retail | Vanguard Target Retirement 2025 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Retail | Vanguard Target Retirement 2030 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Retail | Vanguard Target Retirement 2035 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Retail | Vanguard Target Retirement 2040 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Retail | Vanguard Target Retirement 2045 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Retail | Vanguard Target Retirement 2050 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Retail | Vanguard Target Retirement 2055 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Retail | Vanguard Target Retirement 2060 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Retail | Vanguard Target Retirement Income Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (r)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Changes in Underlying Fund Allocations

The Vanguard Target Retirement Funds have implemented the following changes to the fixed income exposure of the Funds, as previously approved by the Funds' board of trustees.

Twenty percent of each Fund's fixed income exposure has been reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds now obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

The Target Retirement Income and Target Retirement 2010 Funds no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The Funds' target allocations to the underlying fixed income funds are described in the following pages. Although these changes modified the mix of each Fund's fixed income investments, they did not affect each Fund's total fixed income exposure, and the Funds' expense ratios have remained unchanged. However, each Fund's total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund's strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 39.2%

Vanguard Total Stock Market Index Fund 21.0%

Vanguard Short-Term Inflation-Protected Securities Index Fund 16.8%

Vanguard Total International Bond Index Fund 14.0%

Vanguard Total International Stock Index Fund 9.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 35.1%

Vanguard Total Stock Market Index Fund 29.0%

Vanguard Total International Stock Index Fund 12.4%

Vanguard Short-Term Inflation-Protected Securities Index Fund 11.8%

Vanguard Total International Bond Index Fund 11.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The second bullet under 'Primary Risks' is replaced with the following:

With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 37.8%

Vanguard Total Bond Market II Index Fund 32.0%

Vanguard Total International Stock Index Fund 16.2%

Vanguard Total International Bond Index Fund 9.2%

Vanguard Short-Term Inflation-Protected Securities Index Fund 4.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 44.1%

Vanguard Total Bond Market II Index Fund 29.6%

Vanguard Total International Stock Index Fund 18.9%

Vanguard Total International Bond Index Fund 7.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 49.3%

Vanguard Total Bond Market II Index Fund 23.6%

Vanguard Total International Stock Index Fund 21.2%

Vanguard Total International Bond Index Fund 5.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 54.6%

Vanguard Total International Stock Index Fund 23.4%

Vanguard Total Bond Market II Index Fund 17.6%

Vanguard Total International Bond Index Fund 4.4%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 59.8%

Vanguard Total International Stock Index Fund 25.7%

Vanguard Total Bond Market II Index Fund 11.6%

Vanguard Total International Bond Index Fund 2.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 63.0%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 8.0%

Vanguard Total International Bond Index Fund 2.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(c) 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor PS 308 062013

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Chester Funds
Central Index Key	dei_EntityCentralIndexKey	0000752177
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 3, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 3, 2013
Vanguard Target Retirement 2010 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2010 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2015 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2015 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2020 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2020 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2025 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2025 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2030 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2030 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2035 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2035 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2040 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2040 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2045 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2045 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2050 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2050 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2055 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2055 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2060 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement 2060 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement Income Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Vanguard Target Retirement Income Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013